   PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS -- EQUITY PORTFOLIOS

SUPPLEMENT DATED JULY 31, 2004 TO PROSPECTUS DATED APRIL 1, 2004


The following replaces the sixth paragraph on page 38 entitled "Portfolio Management":

The management team leaders for the Small Company Growth Portfolio are John B. Leo, Senior Vice President of Northern Trust, and Andrew Flynn, Vice President of Northern Trust. They have had such responsibility since July 2004. Mr. Leo joined Northern Trust in 1984 and during the past five years has managed various equity portfolios. Mr. Flynn joined Northern Trust in 1998 as an equity analyst and has managed various equity portfolios. From 1996 to 1998, he was an equity analyst with Scudder Kemper Investments.

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                                                              NIF SPT EQTY 8/04
[LOGO] NORTHERN
INSTITUTIONAL FUNDS/SM/
Managed by
Northern Trust
                                         50 South LaSalle Street
                                         P.O. Box 75986
                                         Chicago, Illinois 60675-5986
                                         800/637-1380
                                         northerninstitutionalfunds.com